GE INVESTMENTS FUNDS, INC.

Total Return Fund

(Class 1)

Supplement dated November 30, 2016

To the Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated

May 1, 2016, as supplemented and/or amended on July 1, 2016 and October 3, 2016

On November 30, 2016, the GE Investments Funds, Inc. (the “Company”) and each of its series portfolios will be rebranded in connection with the appointment of SSGA Funds Management, Inc. (“SSGA FM”) as investment adviser to the Funds. Therefore, effective November 30, 2016, all references to “GE Investments Funds, Inc.” as the name of the Company will be replaced with “State Street Variable Insurance Series Funds, Inc.” or “State Street Variable Insurance Series Funds, Inc. (formerly known as GE Investments Funds, Inc.)” and all references to the Total Return Fund’s name and ticker symbol will be replaced with its new name and ticker symbol as follows:

Old Name	Old Ticker Symbol	New Name	New Ticker Symbol
GE Investments Total Return Fund		State Street Total Return V.I.S. Fund
Class 1	GETIX	Class 1	SSTIX

Additionally, effective November 30, 2016, BlackRock Investment Management, LLC (“BlackRock”) will no longer serve as investment sub-adviser to the Total Return Fund and SSGA FM will directly manage the underlying passive strategies of the Total Return Fund. Therefore, effective November 30, 2016, all references to “BlackRock Investment Management, LLC” or “BlackRock” as the current investment sub-adviser to the Total Return Fund are removed.

Furthermore, effective November 30, 2016: all references to “www.geam.com” as the website for the Fund are changed to “www.ssga.com/geam”; all references to “www.geam.com/prospectus” as the location online where the Fund’s Summary Prospectus, Statutory Prospectus, Statement of Additional Information and other information about the Fund can be found are changed to “www.ssga.com/geam/prospectus”; and all references to “gefunds@ge.com” as the email address that can be used to request information about the Fund are changed to “Statestreetfunds@ssga.com.”

This Supplement should be retained with your

Summary Prospectus, Statutory Prospectus and SAI for future reference.